Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Details) $ in Thousands	Jun. 30, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Remainder of 2018	$ 4,189
2019	4,383
2020	2,775
2021	2,051
2022	1,593
2023	1,524
Thereafter	1,525
Total	$ 18,040